Merger Agreement (Details Narrative)	Aug. 29, 2023 $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price	$ 13.20
Common stock at a price	$ 18.00
Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock percentage	75.00%
Merger Agreement [Member] | Post Merger Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock percentage	25.00%